As filed with the Securities and Exchange Commission on May 27, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-06628

The Yacktman Funds, Inc.
(Exact name of registrant as specified in charter)

6300 Bridgeport Parkway
Building One, Suite 320
Austin, TX 78730
(Address of principal executive offices) (Zip code)

Donald A. Yacktman
c/o Yacktman Asset Management Co.
6300 Bridgeport Parkway
Building One, Suite 320
Austin, TX 78730
(Name and address of agent for service)

512-767-6700
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2008
The Yacktman Fund
(Unaudited)

	Shares	Value
COMMON STOCKS - 88.44%
Banks - 1.57%
U.S. Bancorp	130,000	$4,206,800

Beverages - 24.28%
Anheuser-Busch Cos., Inc.	90,000	4,270,500
Coca-Cola Co.	570,000	34,695,900
PepsiCo, Inc.	360,000	25,992,000
		64,958,400
Commercial Services & Supplies - 1.40%
H&R Block, Inc.	180,000	3,736,800

Diversified Financials - 7.37%
AmeriCredit Corp. (a) (b)	1,480,000	14,903,600
Federal Home Loan Mortgage Corp.	90,000	2,278,800
Federal National Mortgage Association	50,000	1,316,000
Resource America, Inc.	130,000	1,228,500
		19,726,900
Food Products - 9.49%
Kraft Foods, Inc.	100,000	3,101,000
Lancaster Colony Corp.	385,000	15,384,600
Wm. Wrigley Jr. Co.	110,000	6,912,400
		25,398,000
Health Care Equipment & Supplies - 2.90%
Covidien Ltd.	175,000	7,743,750

Household Durables - 1.58%
Furniture Brands International, Inc. (b)	361,500	4,229,550

Household Products - 9.56%
Clorox Co.	160,000	9,062,400
Colgate-Palmolive Co.	50,000	3,895,500
Procter & Gamble Co.	180,000	12,612,600
		25,570,500
Industrial Conglomerates - 1.44%
Tyco International Ltd.	87,500	3,854,375

Insurance - 1.41%
American International Group, Inc.	80,000	3,460,000
MGIC Investment Corp.	30,000	315,900
		3,775,900
Internet Retail - 3.91%
eBay, Inc. (a)	350,000	10,444,000

Media - 5.02%
Interpublic Group of Cos., Inc. (a)	481,155	4,046,514
Liberty Media Holding Corp., Interactive Series A (a)	385,000	6,213,900
Viacom, Inc., Class B (a)	80,000	3,169,600
		13,430,014
Pharmaceuticals - 6.67%
Johnson & Johnson	130,000	8,433,100
Pfizer, Inc.	450,000	9,418,500
		17,851,600
Software - 8.36%
Microsoft Corp.	788,000	22,363,440

Specialty Retail - 3.48%
Home Depot, Inc.	50,000	1,398,500
Wal-Mart Stores, Inc.	150,000	7,902,000
		9,300,500

TOTAL COMMON STOCKS (Cost $200,056,515)		236,590,529

	Principal
	Amount
CONVERTIBLE BONDS - 1.09%
Rait Financial Trust
6.875%, 04/15/2027 (c)	6,750,000	2,919,375

TOTAL CONVERTIBLE BONDS (Cost $4,187,148)		2,919,375

SHORT TERM INVESTMENTS - 15.67%
Commercial Paper - 9.77%
General Electric
2.200%, 04/02/2008	5,416,000	5,415,669
HSBC Finance
2.200%, 04/02/2008	5,416,000	5,415,669
Intesa
0.000%, 04/01/2008	7,660,000	7,660,000
Toyota Motor Corp.
0.000%, 04/01/2008	7,660,000	7,660,000
		26,151,338
Demand Note - 0.14%
U.S. Bancorp
2.45%	365,221	365,221
Other Short-Term Investments - 5.76%
Securities Lending Investment Account		15,411,618
TOTAL SHORT TERM INVESTMENTS (Cost $41,928,177)		41,928,177
Total Investments (Cost $246,171,840) - 105.20%		281,438,081
Other Assets in Excess of Liabilities - 0.56%		1,498,404
Liabilities for Collateral on Securities Lending - (5.76)%		(15,411,618)
TOTAL NET ASSETS - 100.00%		$267,524,867

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	All or a portion of the security has been committed for securities lending.
(c)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933.

	The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

	Cost of investments	$246,171,840
	Gross unrealized appreciation	48,014,745
	Gross unrealized depreciation	(12,748,504)
	Net unrealized appreciation	$35,266,241

	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets:
Investment in Securities	$ 281,438,081	$ 236,590,529	$ 44,847,552	$ –
Other Financial Instruments	$ –	$ –	$ –	$ –
Total	$ 281,438,081	$ 236,590,529	$ 44,847,552	$ –

Schedule of Investments
March 31, 2008
The Yacktman Focused Fund
(Unaudited)
	Shares	Value
COMMON STOCKS - 75.50%
Beverages - 21.18%
Coca-Cola Co.	155,000	$9,434,850
PepsiCo, Inc.	105,000	7,581,000
		17,015,850
Consumer Finance - 2.87%
SLM Corp. (a)	150,000	2,302,500

Diversified Financials - 10.00%
AmeriCredit Corp. (a) (b)	760,000	7,653,200
Resource America, Inc.	40,000	378,000
		8,031,200
Food Products - 6.72%
Lancaster Colony Corp.	80,000	3,196,800
Wm. Wrigley Jr. Co.	35,000	2,199,400
		5,396,200
Homebuilding - 3.26%
Pulte Homes, Inc.	180,000	2,619,000

Household Durables - 1.08%
Furniture Brands International, Inc. (b)	74,500	871,650

Household Products - 6.34%
Clorox Co.	28,000	1,585,920
Procter & Gamble Co.	50,000	3,503,500
		5,089,420
Internet Retail - 5.20%
eBay, Inc. (a)	140,000	4,177,600

Media - 2.21%
Liberty Media Holding Corp., Interactive Series A (a)	110,000	1,775,400

Pharmaceuticals - 4.36%
Johnson & Johnson	25,000	1,621,750
Pfizer, Inc.	90,000	1,883,700
		3,505,450
Software - 8.48%
Microsoft Corp.	240,000	6,811,200

Specialty Retail - 3.80%
Bed Bath & Beyond, Inc. (a) (b)	23,000	678,500
Home Depot, Inc.	19,000	531,430
Wal-Mart Stores, Inc.	35,000	1,843,800
		3,053,730

TOTAL COMMON STOCKS (Cost $55,693,391)		60,649,200

	Principal
	Amount
CONVERTIBLE BONDS - 0.78%
Rait Financial Trust
6.875%, 04/15/2027 (c)	1,450,000	627,125

TOTAL CONVERTIBLE BONDS (Cost $871,491)		627,125

SHORT TERM INVESTMENTS - 34.63%
Commercial Paper - 24.00%
American Express
1.950%, 04/02/2008	3,182,000	3,181,828
General Electric
2.200%, 04/02/2008	3,182,000	3,181,805
HSBC Finance
2.200%, 04/02/2008	3,182,000	3,181,806
Intesa
0.000%, 04/01/2008	3,246,000	3,246,000
Prudential Funding
0.000%, 04/01/2008	3,246,000	3,246,000
Toyota Motor Corp.
0.000%, 04/01/2008	3,246,000	3,246,000
		19,283,439
Demand Note - 0.90%
US Bancorp
2.45%	721,626	721,626
Other Short-Term Investment - 9.73%
Securities Lending Investment Account		7,813,271
TOTAL SHORT TERM INVESTMENTS (Cost $27,818,336)		27,818,336
Total Investments (Cost $84,383,218) - 110.91%		89,094,661
Liabilities in Excess of Other Assets - (1.18)%		(950,436)
Liabilities for Collateral on Securities Lending - (9.73)%		(7,813,271)
TOTAL NET ASSETS - 100.00%		$80,330,954

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	All or a portion of the security has been committed for securities lending.
(c)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933.

	The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

	Cost of investments	$84,383,218
	Gross unrealized appreciation	6,679,601
	Gross unrealized depreciation	(1,968,158)
	Net unrealized appreciation	4,711,444

	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Options Written
March 31, 2008
The Yacktman Focused Fund
(Unaudited)
	Contracts	Value
PUT OPTIONS

Bed Bath & Beyond, Inc.
Expiration: May, 2008, Exercise Price: $25.00	230	$119,600
eBay, Inc.
Expiration: April, 2008, Exercise Price: $37.50	300	1,200
Expiration: July, 2008, Exercise Price: $32.50	200	32,500
Furniture Brands International, Inc.
Expiration: April, 2008, Exercise Price: $15.00	186	930
Pulte Homes, Inc.
Expiration: April, 2008, Exercise Price: $17.50	205	5,125
Expiration: July, 2008, Exercise Price: $10.00	720	396,000
Expiration: January, 2009, Exercise Price: $15.00	725	264,625
Expiration: January, 2010, Exercise Price: $20.00	150	52,500
SLM Corp.
Expiration: April, 2008, Exercise Price: $15.00	300	46,500
Expiration: July, 2008, Exercise Price: $17.50	900	167,400
		1,086,380
Total Options Written (Premiums received $959,197)		$1,086,380

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets:
Investment in Securities	$ 89,094,661	$ 60,649,200	$ 28,445,461	$ –
Other Financial Instruments*	$ 1,086,380	$ 1,086,380	$ –	$ –
Total	$ 90,181,041	$ 61,735,580	$ 28,445,461	$ –

*Other financial instruments include written options

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Yacktman Funds, Inc.

By (Signature and Title)    /s/ Donald A. Yacktman
Donald A. Yacktman, President

Date          05/20/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Donald A. Yacktman
  Donald A. Yacktman, President & Treasurer

Date          05/20/2008

* Print the name and title of each signing officer under his or her signature.